Basis of preparation of the consolidated financial statements (Details Narrative) - ARS ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Income tax credit	$ 430,426,000		$ 790,888,000
Intangible assets	$ 2,345,654,169,000		2,128,288,137,000
Costanera S. A. [Member]
IfrsStatementLineItems [Line Items]
Gain from bargain purchase		$ 97,641,005,000
Empresas Verdes Argentina S. A [Member]
IfrsStatementLineItems [Line Items]
Gain from bargain purchase		$ 110,462,776,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rates	10.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rates	11.10%
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	5 to 50 years
Wind Turbines And Solar Farm Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	20 years
Lands [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	Lands are not depreciated
Material And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	based on the useful life of related machinery and equipment to be replaced
Fixtures And Fitting [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	5 to 10 years
Other Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	3 to 5 years
Gas Turbines And Consctruction In Progress [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	they are not depreciated until they are in conditions of being used
Terminal Six San Lorenzo Cogeneration Unit [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	$ 1,191,582,000
Intangible assets	89,198,481,000
Lorenzo Cogeneration [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	12,313,826,000
Intangible assets	523,027,037,000
Lopez Thermoelectric [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	40,815,701,000
Impairment of intangible assets	1,821,080,000
Property plant and equipment	423,351,892,000
Manque Wind Farm [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	5,484,829,000
Impairment of intangible assets	2,352,000
Property plant and equipment	97,217,332,000
La Genoveva Wind Farm [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	9,289,018,000
Impairment of intangible assets	54,234,000
Property plant and equipment	138,187,766,000
San Carlos Solar Park [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	11,754,641,000
Impairment of intangible assets	304,908,000
Property plant and equipment	18,160,006,000
Excess of book value over recoverable value	12,059,549,000
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Impairment of property, plant and equipment and intangible assets			132,525,397
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Impairment of property, plant and equipment and intangible assets			1,761,512
Gas Turbines [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	2,037,281,000
Intangible assets	31,043,207,000		$ 29,005,925,000
General Electric [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	$ 30,688,398,000